Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Narrative) (Detail) (Preferred Stock, Class 11 [Member], JPY ¥)	Aug. 01, 2014	Sep. 30, 2013
Preferred Stock, Class 11 [Member]
Earnings Per Common Share [Line Items]
Conversion price	¥ 802.6	¥ 865.9